CONDENSED INTERIM COMBINED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (139,478)	$ (57,852)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	20,433	1,551
Share-based compensation for employees	9,738	2,341
Share-based compensation issued to related parties	31,764	6,044
Ordinary shares issued in lieu of cash payment for services	0	222
Ordinary shares issued to Radio Group to settle termination of ANY acquisition in Germany	0	876
Income tax (benefit) expense	(4,491)	483
Interest expense, net	9,182	2,256
Loss/(gain) on derivatives	(2,881)	1,521
Loss on extinguishment	(719)	27,247
Loss on revaluation of contingent consideration	3,845
Unrealized foreign exchange (gain)/loss	59	(145)
Gain on revaluation of financial asset	0	(5,711)
Movement in deferred tax liabilities	(3,832)
Impairment loss	5,575
Non-cash component of lease expense	0	561
Non-cash component of warrant expense	2,479
Loss on share issuance	624
Other non-cash expenses	10,859	291
Changes in operating assets and liabilities:
Decrease/(Increase) in accounts receivable	(11,346)	4,536
Decrease/(Increase) in prepaid expense and other current assets	11,617	(4,483)
Decrease/(Increase) in other assets	(5,318)
(Decrease)/Increase in accounts payable, accrued expenses and other payables	(12,137)	2,053
(Decrease)/Increase in payables due to related parties	11	(1,297)
Decrease in deferred revenue	(13,951)
(Decrease)/Increase in other current liabilities	(5,006)	229
Increase in non-current liabilities	2,047	273
Decrease in lease liabilities	(1,030)	(806)
Net cash used in operating activities	(91,956)	(19,810)
Cash flows from investing activities:
Purchase of property and equipment	(2,225)	(90)
Additions to intangible assets	(4,537)	(1,677)
Additions to other digital assets	(2,654)
Disposals of other digital assets	582
Cash acquired in business combinations	81,263	1,939
Net cash (used in)/provided by investing activities	(152,483)	91
Cash flows from financing activities:
Proceeds from short-term debt	0	27,000
Repayment of short-term debt obligation	(4,857)
Repayment of short-term debt obligation from related parties	0	(5,163)
Repayment of advisor loans	0	(3,500)
Proceeds from promissory notes	0	67
Proceeds from issuance of ordinary shares	250,000	1,613
Payment of issuance costs related to issuance of ordinary shares	(12,630)
Net cash flow provided by financing activities	232,513	20,017
Effect of exchange rate changes on cash	1,359	(171)
Net change in cash	(10,567)	127
Cash and cash equivalents and restricted cash, beginning of the period	111,112	9,730
Cash and cash equivalents and restricted cash, end of the period	100,545	9,857
Supplemental disclosures
Cash paid for interest	4,096
Cash paid for taxes	$ 741	5
Number of shares issued as consideration for acquisitions	5,427,054
Prediqt Acquisition [Member]
Cash flows from investing activities:
Acquisition	$ 0	$ (81)
Reward Acquisition [Member]
Cash flows from investing activities:
Acquisition	(213,562)
Other [Member]
Cash flows from investing activities:
Acquisition	$ (11,350)